DEFERRED REVENUES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 15,700	$ 8,162
Amount recognized as revenue	266,090	239,840	$ 214,970
Aggregate estimated amount of performance obligations	$ 346,282
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	6 years
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Expected to be recognized over periods performance obligations	12 years
Recognized over time for service [Member]
Deferred Revenue Arrangement [Line Items]
Amount recognized as revenue		$ 6,010